Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2015 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000193).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2020 Fund, a series of MFS Series Trust XII (File No. 033-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2025 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000192).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2030 Fund, a series of MFS Series Trust XII (File No. 033-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2035 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000191).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2040 Fund, a series of MFS Series Trust XII (File No. 033-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2045 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2050 Fund, a series of MFS Series Trust XII (File No. 033-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime 2055 Fund, a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).

Incorporated herein by reference is a supplement to the prospectus of MFS Lifetime Income Fund, a Series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 31, 2015 (SEC Accession No. 0000912938-15-000196).